Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Cash flows from operating activities:
Net loss	$ (4,589,478)	$ (207,169)	$ (510,905)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	9,421	10,455	5,122
Allowance for expected credit losses	7,668
Amortization of operating lease right-of-use assets and interest of lease liabilities	72,816	71,124	6,052
Share based compensation expenses	1,871,499
Deferred tax (benefits) expenses	(2,497)	(524)	792
Change in operating assets and liabilities:
Receivables from broker-dealers and clearing organizations	4,012,562	(3,426,189)	533,882
Receivables from customers	1,253,197	(644,840)	(26,237)
Other assets	(6,312,352)	(14,099)	46,255
Payables to customers	(1,513,641)	835,925	(6,023,797)
Payables to broker-dealers and clearing organizations	(1,898,448)	1,617,042	(931,061)
Operating lease liabilities	(70,534)	(70,407)
Income tax payable	15,856
Accrued expenses and other liabilities	53,161	(47,614)	(20,132)
Net cash used in operating activities	(7,090,770)	(1,876,296)	(6,920,029)
Cash flows from investing activity:
Purchases of property and equipment	(1,448)	(22,194)	(18,313)
Net cash used in investing activity	(1,448)	(22,194)	(18,313)
Cash flows from financing activities:
Proceeds from issuance of common shares pursuant to IPO, net of issuance cost	10,133,680
Payments of offering costs related to IPO	(435,835)	(407,655)	(35,970)
Deposits received related to subscribed shares		796,001
Financings obtained from related parties			539
Financing provided to a related party	(3,895)
Net cash provided by (used in) financing activities	9,693,950	388,346	(35,431)
Effect of exchange rate changes on cash and restricted cash	19,270	(15,458)	(85,440)
Net increase (decrease) in cash and restricted cash	2,621,002	(1,525,602)	(7,059,213)
Cash and restricted cash, beginning of year	6,317,200	7,842,802	14,902,015
Cash and restricted cash, end of year	8,938,202	6,317,200	7,842,802
Reconciliation of cash and restricted cash to the consolidated balance sheets
Cash	2,665,852	828,689	838,051
Restricted cash	6,272,350	5,488,511	7,004,751
Total cash and restricted cash	8,938,202	6,317,200	7,842,802
Supplemental non-cash investing and financing activities
Deferred IPO cost charged to additional paid-in capital	2,156,587
Forgiveness of debt by major shareholders		2,025,475
Operating lease right-of-use assets obtained in exchange for operating lease liabilities	288,928		137,473
Supplemental disclosures of cash flow information:
Cash refunded for taxes, net			$ 83,106